Fair value - Disclosures of Changes in Level 3 Assets (Detail) - Level III [member] - Recurring fair value measurement [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 5,163	€ 5,856
Disposal of a business		(14)
Total gains /losses in income statement	(147)	(28)
Total gains /losses in OCI	5	5
Purchases	257	940
Sales	(229)	(573)
Settlements	(53)	(90)
Net exchange difference	136	(670)
Transfers from levels I and II	188	93
Transfers to levels I and II	(3)	(355)
Transfers to disposal groups	(316)
Ending balance	5,000	5,163
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(94)	26
Fair value through other comprehensive income [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	533	803
Total gains /losses in income statement	4	7
Total gains /losses in OCI	5	5
Purchases	79	125
Sales	(46)	(83)
Settlements	(51)	(86)
Net exchange difference	17	(84)
Transfers from levels I and II	162	71
Transfers to levels I and II	(3)	(226)
Ending balance	701	533
Fair value through other comprehensive income [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5	4
Ending balance	5	5
Fair value through other comprehensive income [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	528	799
Total gains /losses in income statement	4	7
Total gains /losses in OCI	5	5
Purchases	78	124
Sales	(46)	(82)
Settlements	(51)	(86)
Net exchange difference	17	(84)
Transfers from levels I and II	162	71
Transfers to levels I and II	(3)	(226)
Ending balance	695	528
Fair value through other comprehensive income [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Purchases	1
Ending balance	1
Fair value through other comprehensive income [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1
Total gains /losses in OCI		(1)
Purchases		1
Ending balance		1
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,630	5,053
Disposal of a business		(14)
Total gains /losses in income statement	(151)	(35)
Purchases	178	815
Sales	(183)	(491)
Settlements	(3)	(5)
Net exchange difference	118	(585)
Transfers from levels I and II	25	23
Transfers to levels I and II		(129)
Transfers to disposal groups	(316)
Ending balance	4,299	4,630
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(94)	26
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	54	86
Total gains /losses in income statement	(2)	7
Purchases	4	17
Sales	(10)	(46)
Net exchange difference	1	(9)
Transfers from levels I and II	1
Ending balance	49	54
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(2)	7
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	110	107
Total gains /losses in income statement	1
Purchases	13	2
Sales	(22)	(1)
Settlements	(3)	(5)
Net exchange difference	3	(13)
Transfers from levels I and II	24	23
Transfers to levels I and II		(2)
Ending balance	127	110
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,987	4,457
Total gains /losses in income statement	(156)	(9)
Purchases	147	463
Sales	(141)	(400)
Net exchange difference	107	(525)
Ending balance	3,944	3,987
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(90)	16
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Loans [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	82	82
Total gains /losses in income statement	(1)	4
Purchases	1	12
Sales		(5)
Net exchange difference	2	(10)
Ending balance	84	82
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	3
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	8	9
Total gains /losses in income statement	2
Sales		(1)
Transfers to disposal groups	(10)
Ending balance		8
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(1)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments - Policyholder risk [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	389	312
Disposal of a business		(14)
Total gains /losses in income statement	4	(36)
Purchases	14	320
Sales	(10)	(38)
Net exchange difference	4	(28)
Transfers to levels I and II		(127)
Transfers to disposal groups	(307)
Ending balance	€ 96	389
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		€ 1